Offerings - Offering: 1	Jun. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Acadia Pharmaceuticals Inc. 2024 Equity Incentive Plan, as amended
Amount Registered | shares	5,209,670
Proposed Maximum Offering Price per Unit	21.67
Maximum Aggregate Offering Price	$ 112,893,548.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,590.60
Offering Note	The amount being registered represents additional shares of common stock of Acadia Pharmaceuticals Inc. (the "Registrant") available for issuance under the Acadia Pharmaceuticals Inc. 2024 Equity Incentive Plan, as amended (the "2024 Plan"), which amount consists of 4,975,000 new shares plus up to 234,670 shares that were available for future grants under the Acadia Pharmaceuticals Inc. 2024 Inducement Plan but that are now reserved for future grants under the 2024 Plan pursuant to the approval of the Registrant's stockholders at the Registrant's annual meeting of stockholders held on May 29, 2026). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the 2024 Plan as a result of any stock split, stock dividend, recapitalization or other similar transaction. The proposed maximum offering price per unit and maximum aggregate offering price are estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act and based upon the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on June 4, 2026, which date is within five business days prior to the filing of this Registration Statement.